Intangible assets	12 Months Ended
Dec. 31, 2020
Intangible assets
Intangible assets

C4     Intangible assets

C4.1  Goodwill

Business combination

Business acquisitions are accounted for by applying the purchase method of accounting, which adjusts the net assets of the acquired company to fair value at the date of purchase. The excess of the acquisition consideration over the fair value of the assets and liabilities of the acquired business is recorded as goodwill. The Group chooses the full goodwill method or the partial goodwill method to calculate goodwill on an acquisition by acquisition basis. Expenses related to acquiring new subsidiaries are charged to the income statement in the period in which they are incurred and not included in goodwill. Income and expenses of acquired businesses are included in the income statement from the date of acquisition.

Where the Group writes a put option, which if exercised triggers the purchase of, non-controlling interests as part of its business acquisition, the put option is recognised as a financial liability at the acquisition date. Where risks and rewards remain with the non-controlling interests, a corresponding amount is deducted from equity. Any subsequent changes to the carrying amount of the put option liability are also recognised within equity.

Goodwill

Goodwill is capitalised and carried on the Group consolidated statement of financial position as an intangible asset at initial value less any accumulated impairment losses. Goodwill impairment testing is conducted annually and when there is an indication of impairment.

Goodwill shown on the consolidated statement of financial position represents amounts attributable to shareholders and are allocated to businesses in Asia and Africa in respect of both acquired asset management and life businesses. There has been no impairment as at 31 December 2020 and 2019.

	2020 $m	2019 $m
Carrying value at 1 Jan	969	2,365
Removal of discontinued UK and Europe operations	—	(1,731)
Additions in the year	—	299
Exchange differences	(8)	36
Carrying value at 31 Dec	961	969

Impairment testing

Goodwill does not generate cash flows independently of other groups of assets and thus is assigned to cash-generating units for the purposes of impairment testing. These cash-generating units (CGUs) are based upon how management monitors the business and represent the lowest level to which goodwill can be allocated on a reasonable basis. Of the carrying value at 31 December 2020, $513 million relates to asset management business in Thailand. Other goodwill amounts are allocated across CGUs in Asia and Africa operations, which are not individually material.

Goodwill is tested for impairment by comparing the CGU’s carrying amount, including any goodwill, with its recoverable amount. The Group’s methodology of assessing whether goodwill may be impaired for acquired life and asset management operations is discussed below.

For acquired life businesses, the Group routinely compares the aggregate of net asset value and acquired goodwill on an IFRS basis of the acquired life business with the value of the current in-force business as determined using the EEV methodology. Any excess of IFRS value over EEV carrying value is then compared with EEV basis value of current and projected future new business to determine whether there is any indication that the goodwill in the IFRS statement of financial position may be impaired. The methodology and assumptions underpinning the Group’s EEV basis of reporting are included in the EEV basis supplementary information in this Annual Report.

The goodwill in respect of asset management businesses comprises mainly the goodwill arising from the acquisition of Thanachart Fund Management Co., Ltd (TFund) in 2019 and TMB Asset Management Co., Ltd (TMBAM) in Thailand in 2018. At 31 December 2020, the recoverable amount of these businesses has been determined by calculating the value in use of combined business given the business units are planned to be merged and future forecasts prepared by management assume the combination has been completed, and hence have been prepared as a single CGU. The value in use for Thailand asset management businesses has been calculated using a discounted cash flow valuation.

For the combined Thailand asset management business, the valuation is based on a number of key assumptions as follows:

-	Cash flow projections based on the latest five-year business plan/forecast;
-	A constant growth rate of 2.3 per cent on forecast cash flows beyond the terminal year of the cash flow projection period (31 December 2019: 2.3 per cent);
-	The risk discount rate applied in accordance with the nature of the businesses. The pre-tax discount rate applied at 31 December 2020 is 9 per cent (31 December 2019: 9 per cent); and
-	The continuation of asset management contracts on similar terms.

Management believes that any reasonable change in the key assumptions would not cause the recoverable amount of the asset management businesses acquired to fall below its carrying amount.

C4.2  Deferred acquisition costs and other intangible assets

Intangible assets acquired on the purchase of a subsidiary or portfolio of contracts are measured at fair value on acquisition. DAC are accounted for as described in note A3.1(c). Other intangible assets, such as distribution rights and software, are valued initially at the price paid to acquire them and are subsequently carried at cost less amortisation and any accumulated impairment losses. For intangibles other than DAC, amortisation follows the pattern in which the future economic benefits are expected to be consumed. If the pattern cannot be determined reliably, a straight-line method is applied. For software, the amortisation generally represents the licence period of the software acquired. Amortisation of intangible assets is charged to the ‘acquisition costs and other expenditure’ line in the consolidated income statement. Impairment testing is conducted when there is an indication of impairment.

	31 Dec 2020 $m	31 Dec 2019 $m
DAC and other intangible assets attributable to shareholders	20,275	17,409
Other intangible assets, including computer software, attributable to with-profits funds	70	67
Total of DAC and other intangible assets	20,345	17,476

(i)    DAC and other intangible assets attributable to shareholders

The DAC and other intangible assets attributable to shareholders comprise:

	31 Dec 2020 $m	31 Dec 2019 $m
DAC related to insurance contracts as classified under IFRS 4	16,182	14,206
DAC related to investment management contracts, including life assurance contracts classified as financial instruments and investment management contracts under IFRS 4	34	33
DAC related to insurance and investment contractsnote (ii)	16,216	14,239
Present value of acquired in-force policies for insurance contracts as classified under IFRS 4 (PVIF)	34	38
Distribution rights and other intangibles	4,025	3,132
Present value of acquired in-force (PVIF) and other intangibles attributable to shareholdersnote (iii)	4,059	3,170
Total of DAC and other intangible assetsnote (a)	20,275	17,409

Notes

(a)  Total DAC and other intangible assets attributable to shareholders can be further analysed by business operations as follows:

	2020 $m				2019 $m
	DAC

			PVIF and
			other
	Asia	US*	intangibles†	Total	Total
		note (b)	note (iii)
Balance at 1 Jan	1,999	12,240	3,170	17,409	15,008
Removal of discontinued UK and Europe operations	—	—	—	—	(143)
Additions‡	617	740	1,114	2,471	2,601
Amortisation to the income statement:note (c)
Adjusted operating profit	(308)	(423)	(220)	(951)	(792)
Non-operating profit (loss)**	—	812	(5)	807	1,243
	(308)	389	(225)	(144)	451
Disposals and transfers	—	—	(12)	(12)	(11)
Exchange differences and other movements	45	—	12	57	134
Amortisation of DAC related to net unrealised valuation movements on the US insurance operation's available-for-sale securities recognised within other comprehensive income	—	494	—	494	(631)
Balance at 31 Dec	2,353	13,863	4,059	20,275	17,409

Under the Group’s application of IFRS 4, US GAAP is used for measuring the insurance assets and liabilities of its US and certain Asia operations. Under US GAAP, most of the US insurance operation’s products are accounted for under Accounting Standard no. 97 of the Financial Accounting Standards Board (FAS 97) whereby DAC are amortised in line with the emergence of actual and expected gross profits which are determined using an assumption for long-term investment returns for the separate account of 7.15 per cent (2019: 7.4 per cent) gross of asset management fees and other charges to policyholders, but net of external fund management fees. The other assumptions impacting expected gross profits include mortality assumptions, lapses, assumed unit costs and future hedge costs. The amounts included in the income statement and other comprehensive income affect the pattern of profit emergence and thus the DAC amortisation attaching. DAC amortisation is allocated to the operating and short-term investment fluctuations in investment returns of the Group’s supplementary analysis of profit and other comprehensive income by reference to the underlying items. The gain of $389 million in 2020 in the US operations includes $(764) million for the write-off of the DAC in respect of the reinsured Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd. The US DAC amortisation charge within adjusted operating profit of $(423) million increased from the 2019 corresponding amount of $(297) million largely as a result of changes to the longer-term economic assumptions underpinning the amortisation calculation following an expectation of lower interest rates in the future, partially offset by the benefits of increases in DAC amortisation deceleration in the year described in note (c) below.

**‘Non-operating profit (loss)’ is used to refer to items excluded from adjusted operating profit and includes short-term investment fluctuations in investment returns on shareholder-backed business, corporate transactions and amortisation of acquisition accounting adjustments.

†PVIF and other intangibles comprise present value of acquired in-force (PVIF), distribution rights and other intangibles such as software rights. Distribution rights relate to amounts that have been paid or have become unconditionally due for payment as a result of past events in respect of bancassurance partnership arrangements in Asia. These agreements allow for bank distribution of Prudential’s insurance products for a fixed period of time. Software rights include additions of $54 million, amortisation of $(34) million, disposals of $(6) million, foreign exchange of $3 million and closing balance at 31 December 2020 of $102 million (31 December 2019: $85 million).

‡On 19 March 2020, the Group signed a new bancassurance agreement with TMB Bank for a period of 15 years. This extended exclusive partnership agreement required the novation of TMB Bank’s current bancassurance distribution agreement with another insurance group. The agreement cost Thai Baht 24.5 billion, which were paid in two instalments with Thai Baht 12.0 billion paid in April 2020 and the remainder in January 2021. The amount included in additions in the table above is $788 million.

(b)     The DAC amount in respect of US arises in the insurance operations which comprises the following amounts:

	31 Dec 2020 $m	31 Dec 2019 $m
Variable annuity and other business	14,064	12,935
Cumulative shadow DAC (for unrealised gains/losses booked in other comprehensive income)*	(201)	(695)
Total DAC for US operations	13,863	12,240

A net gain of $494 million (2019: a net loss of $(631) million) for shadow DAC amortisation is booked within other comprehensive income to reflect a reduction in shadow DAC of $535 million as a result of the reinsurance of substantially all of Jackson’s fixed and fixed index annuity business to Athene Life offset by the impact from the positive unrealised valuation movement for 2020 of $2,717 million (2019: positive unrealised valuation movement of $4,023 million). These adjustments reflect the movement from year to year, in the changes to the pattern of reported gross profits that would have happened if the assets reflected in the statement of financial position had been sold, crystallising the unrealised gains and losses, and the proceeds reinvested at the yields currently available in the market.

(c)     Sensitivity of US DAC  amortisation charge

The amortisation charge to the income statement in respect of the US DAC asset is reflected in both adjusted operating profit and short-term fluctuations in investment returns. The amortisation charge to adjusted operating profit in a reporting period generally comprises:

-	A core amount that reflects a relatively stable proportion of underlying premiums or profit; and
-	An element of acceleration or deceleration arising from market movements differing from expectations.

In periods where the cap and floor features of the mean reversion technique (which is used for moderating the effect of short-term volatility in investment returns) are not relevant, the technique operates to dampen the second element above. Nevertheless, extreme market movements can cause material acceleration or deceleration of amortisation in spite of this dampening effect. It is currently estimated that DAC amortisation will accelerate (decelerate) by $17 million for every 1 per cent under (over) the mean reversion rate (set using the calculation described below to give an average over an 8-year period of 7.15 per cent (2019: 7.4 per cent)) the actual separate account growth rate differs by.

Furthermore, in those periods where the cap or floor is relevant, the mean reversion technique provides no further dampening and additional volatility may result.

In 2020, the DAC amortisation charge for adjusted operating profit was determined after including a credit for decelerated amortisation of $330 million (2019: credit for deceleration: $280 million). DAC amortisation for variable annuities is sensitive to separate account performance. The deceleration arising in 2020 reflected a mechanical decrease in the projected separate account return for the next five years under the mean-reversion technique. Under this technique, the projected level of return for each of the next five years is adjusted so that in combination with the actual rates of return for the preceding three years (including the current year) the assumed long-term annual separate account return of 7.15 per cent is realised on average over the entire eight-year period.

The application of the mean reversion formula (described in note A3.1) has the effect of dampening the impact of equity market movements on DAC amortisation while the mean reversion assumption lies within the corridor. At 31 December 2020, it would take approximate movements in separate account values of more than either negative 40 per cent or positive 19 per cent for mean reversion assumption to move outside the corridor.

Changes to the assumed long-term separate account return will also impact the calculation of the DAC balance and could increase or decrease the DAC amortisation charge in a given period. If the assumption for the long-term separate account investment returns (net of external fund management fees) was reduced by 0.5 per cent from 7.15 per cent to 6.65 per cent at 31 December 2020, the 2020 amortisation charge for adjusted operating profit would have increased by around $70 million with a corresponding reduction in the DAC balance at 31 December 2020. In addition, pre-tax short-term fluctuations in investment returns would reduce by circa $64 million following changes to the policyholder liabilities valued using longer-term equity assumptions under SOP03-1, resulting in a total impact on profit before tax of $134 million.

(ii)   DAC related to insurance and investment contracts

The movements in DAC relating to insurance and investment contracts are as follows:

	2020 $m		2019 $m
	Insurance	Investment	Insurance	Investment
	contracts	contracts	contracts	contracts
Balance at 1 Jan	14,206	33	12,758	99
Removal of discontinued UK and Europe operations	—	—	(62)	(72)
Additions	1,354	3	1,411	11
Amortisation	85	(4)	699	(5)
Exchange differences	43	2	31	—
Change in shadow DAC related to movement in unrealised appreciation of debt securities classified as available-for-sale	494	—	(631)	—
Balance at 31 Dec	16,182	34	14,206	33

Note

All of the additions for investment contracts are through internal development. The carrying amount of the DAC balance comprises the following gross and accumulated amortisation amounts:

	31 Dec 2020 $m	31 Dec 2019 $m
Gross amount	39	34
Accumulated amortisation	(5)	(1)
Carrying amount	34	33

(iii)    PVIF and other intangibles attributable to shareholders

	2020 $m				2019 $m
			Other				Other
			intangibles				intangibles
		Distribution	(including			Distribution	(including
	PVIF	rights	software)	Total	PVIF	rights	software)	Total
	note (a)	note (b)			note (a)	note (b)
Balance at 1 Jan
Cost	175	3,783	379	4,337	295	2,546	399	3,240
Accumulated amortisation	(137)	(812)	(218)	(1,167)	(252)	(587)	(250)	(1,089)
	38	2,971	161	3,170	43	1,959	149	2,151
Removal of discontinued UK and Europe operations	–	–	–	–	(1)	—	(8)	(9)
Additions	–	1,047	67	1,114	—	1,110	69	1,179
Amortisation charge	(5)	(180)	(45)	(230)	(5)	(196)	(42)	(243)
Disposals and transfers	–	–	(12)	(12)	—	—	(11)	(11)
Exchange differences and other movements	1	13	3	17	1	98	4	103
Balance at 31 Dec	34	3,851	174	4,059	38	2,971	161	3,170
Comprising:
Cost	177	4,845	424	5,446	175	3,783	379	4,337
Accumulated amortisation	(143)	(994)	(250)	(1,387)	(137)	(812)	(218)	(1,167)
	34	3,851	174	4,059	38	2,971	161	3,170

Notes

(a)	All of the net PVIF balances relate to insurance contracts. The PVIF attaching to investment contracts have been fully amortised.
(b)

Distribution rights relate to fees paid in relation to the bancassurance partnership arrangements for the bank distribution of Prudential’s insurance products for a fixed period of time. The distribution rights amounts are amortised on a basis to reflect the pattern in which the future economic benefits are expected to be consumed by reference to new business production levels.